Portfolio of Investments
Columbia Disciplined Small Core Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	5,175	395,991
Consolidated Communications Holdings, Inc.(a)	12,800	77,568
Total		473,559
Interactive Media & Services 0.3%
DHI Group, Inc.(a)	68,500	182,895
Yelp, Inc.(a)	1,700	36,958
Total		219,853
Media 0.9%
Gray Television, Inc.(a)	10,800	150,552
National CineMedia, Inc.	25,500	70,125
TechTarget, Inc.(a)	14,600	401,354
Total		622,031
Wireless Telecommunication Services 0.1%
Gogo(a)	27,200	56,576
Total Communication Services		1,372,019
Consumer Discretionary 10.9%
Auto Components 0.1%
Modine Manufacturing Co.(a)	16,300	87,205
Diversified Consumer Services 1.7%
Collectors Universe, Inc.	16,600	369,184
Perdoceo Education Corp.(a)	23,600	384,208
Strategic Education, Inc.	1,450	245,964
WW International, Inc.(a)	5,000	119,500
Total		1,118,856
Hotels, Restaurants & Leisure 1.8%
Brinker International, Inc.	6,100	160,735
Dine Brands Global, Inc.	2,550	115,745
Jack in the Box, Inc.	700	46,914
Marriott Vacations Worldwide Corp.	5,375	482,836
Papa John’s International, Inc.	5,100	397,239
Wingstop, Inc.	375	45,731
Total		1,249,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 2.1%
M/I Homes, Inc.(a)	8,200	274,536
Meritage Homes Corp.(a)	4,000	278,000
Taylor Morrison Home Corp., Class A(a)	22,600	436,858
TopBuild Corp.(a)	3,475	398,548
Total		1,387,942
Internet & Direct Marketing Retail 0.9%
PetMed Express, Inc.	4,400	158,840
Stamps.com, Inc.(a)	2,200	435,930
Total		594,770
Leisure Products 0.6%
Malibu Boats, Inc., Class A(a)	8,700	410,031
Specialty Retail 3.3%
Asbury Automotive Group, Inc.(a)	550	39,754
Buckle, Inc. (The)	14,400	202,752
Cato Corp. (The), Class A	5,900	57,230
Hibbett Sports, Inc.(a)	14,600	282,072
Lithia Motors, Inc., Class A	3,125	376,844
Restoration Hardware Holdings, Inc.(a)	2,075	450,046
Sleep Number Corp.(a)	8,100	252,477
Sportsman’s Warehouse Holdings, Inc.(a)	28,600	319,462
Zumiez, Inc.(a)	10,500	255,885
Total		2,236,522
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	1,525	278,358
Total Consumer Discretionary		7,362,884
Consumer Staples 3.6%
Food & Staples Retailing 1.3%
Ingles Markets, Inc., Class A	8,250	351,532
SpartanNash Co.	20,400	436,764
Weis Markets, Inc.	1,200	66,876
Total		855,172
Food Products 0.5%
John B. Sanfilippo & Son, Inc.	4,175	362,974
Columbia Disciplined Small Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 1.6%
Edgewell Personal Care Co.(a)	8,500	258,570
Medifast, Inc.	4,400	450,296
Usana Health Sciences, Inc.(a)	4,680	396,490
Total		1,105,356
Tobacco 0.2%
Vector Group Ltd.	9,295	106,242
Total Consumer Staples		2,429,744
Energy 1.8%
Energy Equipment & Services 0.6%
DMC Global Inc	3,200	91,360
Helix Energy Solutions Group, Inc.(a)	31,500	105,840
Matrix Service Co.(a)	21,200	233,624
Total		430,824
Oil, Gas & Consumable Fuels 1.2%
CNX Resources Corp.(a)	9,200	93,748
Comstock Resources, Inc.(a)	10,400	55,744
DHT Holdings, Inc.	20,300	120,582
Dorian LPG Ltd.(a)	4,100	33,702
Montage Resources Corp.(a)	20,300	124,236
Scorpio Tankers, Inc.	3,200	56,768
Teekay Corp.(a)	35,500	104,015
W&T Offshore, Inc.(a)	18,200	47,502
World Fuel Services Corp.	6,800	173,264
Total		809,561
Total Energy		1,240,385
Financials 14.3%
Banks 6.7%
Bancorp, Inc. (The)(a)	38,400	337,920
Camden National Corp.	3,600	120,744
Customers Bancorp, Inc.(a)	20,350	225,681
First BanCorp	54,900	300,303
First Foundation, Inc.	17,400	259,260
First of Long Island Corp. (The)	3,600	54,972
Fulton Financial Corp.	19,200	215,232
Great Southern Bancorp, Inc.	5,150	208,884
Hilltop Holdings, Inc.	21,100	394,359
Independent Bank Corp.	8,500	117,470
Common Stocks (continued)
Issuer	Shares	Value ($)
International Bancshares Corp.	11,200	344,736
Investors Bancorp, Inc.	43,800	380,184
Metropolitan Bank Holding Corp.(a)	1,500	42,000
Midland States Bancorp, Inc.	9,300	139,221
MidWestOne Financial Group, Inc.	3,400	65,246
Nicolet Bankshares, Inc.(a)	2,450	136,980
Pacific Premier Bancorp, Inc.	16,300	352,406
Preferred Bank	8,900	334,373
QCR Holdings, Inc.	8,200	249,034
TriState Capital Holdings, Inc.(a)	3,300	49,335
United Community Banks, Inc.	9,300	181,815
Total		4,510,155
Capital Markets 2.4%
Artisan Partners Asset Management, Inc., Class A	14,000	405,580
Cohen & Steers, Inc.	6,550	416,252
Federated Hermes, Inc., Class B	17,100	378,594
Houlihan Lokey, Inc.	1,550	93,744
Waddell & Reed Financial, Inc., Class A	24,800	323,392
Total		1,617,562
Consumer Finance 0.1%
Encore Capital Group, Inc.(a)	1,200	38,124
Regional Management Corp.(a)	2,500	39,650
Total		77,774
Insurance 1.5%
American Equity Investment Life Holding Co.	8,300	180,027
AMERISAFE, Inc.	650	39,897
Enstar Group Ltd.(a)	1,675	238,520
Genworth Financial, Inc., Class A(a)	51,100	155,855
Hallmark Financial Services, Inc.(a)	9,900	23,067
Selective Insurance Group, Inc.	1,350	70,808
Stewart Information Services Corp.	11,000	339,020
Total		1,047,194
Mortgage Real Estate Investment Trusts (REITS) 0.1%
Invesco Mortgage Capital, Inc.	23,100	63,987
Thrifts & Mortgage Finance 3.5%
Essent Group Ltd.	13,000	429,650
Federal Agricultural Mortgage Corp.	5,800	371,954
Flagstar Bancorp, Inc.	15,000	439,500

2	Columbia Disciplined Small Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Meridian Bancorp, Inc.	11,100	127,872
Meta Financial Group, Inc.	18,700	338,844
NMI Holdings, Inc., Class A(a)	17,200	264,278
Radian Group, Inc.	27,200	431,936
Total		2,404,034
Total Financials		9,720,706
Health Care 22.4%
Biotechnology 9.7%
ACADIA Pharmaceuticals, Inc.(a)	11,588	575,692
Acceleron Pharma, Inc.(a)	1,940	191,730
Arcutis Biotherapeutics, Inc.(a)	8,313	278,901
Arena Pharmaceuticals, Inc.(a)	8,400	502,068
Arrowhead Pharmaceuticals, Inc.(a)	3,940	127,026
Atara Biotherapeutics, Inc.(a)	7,630	87,745
Black Diamond Therapeutics, Inc.(a)	7,215	281,746
bluebird bio, Inc.(a)	2,920	185,800
Blueprint Medicines Corp.(a)	3,410	222,127
Dynavax Technologies Corp.(a)	35,555	217,597
Fate Therapeutics, Inc.(a)	8,270	268,196
Gossamer Bio, Inc.(a)	7,371	89,558
Immunomedics, Inc.(a)	18,880	634,179
Insmed, Inc.(a)	18,031	437,973
Karuna Therapeutics, Inc.(a)	780	73,211
Mirati Therapeutics, Inc.(a)	3,160	313,440
Precision BioSciences, Inc.(a)	14,014	98,238
Revolution Medicines, Inc.(a)	8,593	263,977
Rubius Therapeutics, Inc.(a)	11,210	72,305
Sage Therapeutics, Inc.(a)	4,865	173,778
Sarepta Therapeutics, Inc.(a)	2,000	304,540
SpringWorks Therapeutics, Inc.(a)	10,561	402,057
TCR2 Therapeutics, Inc.(a)	13,890	140,289
Turning Point Therapeutics, Inc.(a)	5,458	377,966
uniQure NV(a)	4,120	276,699
Total		6,596,838
Health Care Equipment & Supplies 3.3%
CONMED Corp.	1,100	80,751
Integer Holdings Corp.(a)	5,800	459,244
Invacare Corp.	9,400	57,904
Lantheus Holdings, Inc.(a)	26,100	358,353
Common Stocks (continued)
Issuer	Shares	Value ($)
Natus Medical, Inc.(a)	15,000	321,000
Quidel Corp.(a)	3,850	673,750
Varex Imaging Corp.(a)	13,700	257,012
Total		2,208,014
Health Care Providers & Services 2.6%
Corvel Corp.(a)	2,950	200,276
Cross Country Healthcare, Inc.(a)	22,400	135,968
Ensign Group, Inc. (The)	3,000	131,160
Magellan Health, Inc.(a)	5,950	446,190
Owens & Minor, Inc.	34,900	276,757
Providence Service Corp. (The)(a)	3,350	269,675
R1 RCM, Inc.(a)	13,400	142,174
Tenet Healthcare Corp.(a)	5,700	124,032
Total		1,726,232
Health Care Technology 1.3%
HealthStream, Inc.(a)	13,900	316,642
Omnicell, Inc.(a)	6,550	438,261
Teladoc Health, Inc.(a)	720	125,323
Total		880,226
Life Sciences Tools & Services 1.7%
Medpace Holdings, Inc.(a)	5,300	491,946
Pacific Biosciences of California, Inc.(a)	40,200	141,504
Syneos Health, Inc.(a)	8,550	521,464
Total		1,154,914
Pharmaceuticals 3.8%
Aerie Pharmaceuticals, Inc.(a)	6,860	96,246
Amneal Pharmaceuticals, Inc.(a)	42,100	205,027
Amphastar Pharmaceuticals, Inc.(a)	16,900	315,016
GW Pharmaceuticals PLC, ADR(a)	2,865	351,679
Odonate Therapeutics, Inc.(a)	8,600	280,962
Osmotica Pharmaceuticals PLC(a)	11,000	65,670
Phibro Animal Health Corp., Class A	12,300	322,260
Prestige Consumer Healthcare, Inc.(a)	10,600	447,320
Reata Pharmaceuticals, Inc., Class A(a)	2,505	364,026
Supernus Pharmaceuticals, Inc.(a)	5,655	136,399
Total		2,584,605
Total Health Care		15,150,829

Columbia Disciplined Small Core Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.9%
Air Freight & Logistics 0.6%
HUB Group, Inc., Class A(a)	5,200	243,204
Radiant Logistics, Inc.(a)	47,300	188,727
Total		431,931
Building Products 3.7%
Builders FirstSource, Inc.(a)	13,100	272,611
Caesarstone Ltd.	30,400	338,656
CSW Industrials, Inc.	5,300	379,268
Gibraltar Industries, Inc.(a)	9,120	401,371
Insteel Industries, Inc.	17,700	312,405
Quanex Building Products Corp.	26,400	327,360
UFP Industries, Inc.	9,600	439,008
Total		2,470,679
Commercial Services & Supplies 1.6%
Brady Corp., Class A	9,200	470,396
Herman Miller, Inc.	6,700	154,234
HNI Corp.	14,600	371,862
Tetra Tech, Inc.	900	71,010
Total		1,067,502
Construction & Engineering 1.1%
Aegion Corp.(a)	10,700	160,607
EMCOR Group, Inc.	1,600	101,680
MasTec, Inc.(a)	9,750	381,713
Northwest Pipe Co.(a)	4,100	102,869
Total		746,869
Electrical Equipment 0.7%
Atkore International Group, Inc.(a)	13,500	362,340
Thermon(a)	6,100	97,783
Total		460,123
Machinery 2.6%
Astec Industries, Inc.	7,600	322,848
Lydall, Inc.(a)	15,100	163,382
Mueller Industries, Inc.	16,000	428,480
Rexnord Corp.	14,800	445,480
SPX Corp.(a)	9,500	379,810
Total		1,740,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine 0.3%
Costamare, Inc.	50,200	230,920
Professional Services 1.7%
Barrett Business Services, Inc.	5,250	266,175
FTI Consulting, Inc.(a)	2,100	252,966
Heidrick & Struggles International, Inc.	13,400	297,212
Kforce, Inc.	12,000	362,400
Total		1,178,753
Road & Rail 0.3%
ArcBest Corp.	9,100	203,749
Trading Companies & Distributors 2.3%
BMC Stock Holdings, Inc.(a)	17,300	452,741
Foundation Building Materials, Inc.(a)	3,300	43,956
GMS, Inc.(a)	20,100	411,849
MRC Global, Inc.(a)	45,600	269,952
Veritiv Corp.(a)	29,400	366,324
Total		1,544,822
Total Industrials		10,075,348
Information Technology 15.2%
Communications Equipment 0.1%
Comtech Telecommunications Corp.	6,100	108,641
Electronic Equipment, Instruments & Components 4.5%
Benchmark Electronics, Inc.	17,200	364,468
Methode Electronics, Inc.	14,000	438,900
Plexus Corp.(a)	6,550	420,641
Rogers Corp.(a)	4,125	446,572
Sanmina Corp.(a)	15,500	412,455
Scansource, Inc.(a)	13,500	332,775
Vishay Intertechnology, Inc.	27,600	448,776
Vishay Precision Group, Inc.(a)	6,800	160,616
Total		3,025,203
IT Services 3.7%
Cass Information Systems, Inc.	1,960	79,066
Endurance International Group Holdings Inc(a)	21,600	77,328
EVERTEC, Inc.	12,800	372,736
Hackett Group	20,900	288,211
KBR, Inc.	3,900	91,455
MAXIMUS, Inc.	4,900	352,898

4	Columbia Disciplined Small Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NIC, Inc.	17,000	409,020
Perspecta, Inc.	21,300	472,221
TTEC Holdings, Inc.	9,500	402,420
Total		2,545,355
Semiconductors & Semiconductor Equipment 3.0%
Amkor Technology, Inc.(a)	39,200	414,736
Formfactor, Inc.(a)	3,600	90,612
NeoPhotonics Corp.(a)	37,900	328,593
Synaptics, Inc.(a)	6,700	426,924
Ultra Clean Holdings, Inc.(a)	20,100	416,673
Xperi Corp.	25,300	347,875
Total		2,025,413
Software 3.9%
American Software, Inc., Class A	9,700	188,665
ChannelAdvisor Corp.(a)	24,400	340,380
j2 Global, Inc.(a)	6,475	506,993
MicroStrategy, Inc., Class A(a)	450	56,016
Progress Software Corp.	11,000	444,400
Qualys, Inc.(a)	4,775	550,653
SecureWorks Corp., Class A(a)	3,400	45,764
SPS Commerce, Inc.(a)	7,150	487,344
Total		2,620,215
Total Information Technology		10,324,827
Materials 3.1%
Chemicals 0.6%
Chase Corp.	950	94,667
Innospec, Inc.	4,100	316,069
Total		410,736
Construction Materials 0.2%
Forterra, Inc.(a)	19,000	167,580
Metals & Mining 0.6%
Commercial Metals Co.	24,600	422,136
Paper & Forest Products 1.7%
Boise Cascade Co.	10,700	364,121
Schweitzer-Mauduit International, Inc.	12,700	385,953
Verso Corp., Class A(a)	26,400	379,632
Total		1,129,706
Total Materials		2,130,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.3%
Equity Real Estate Investment Trusts (REITS) 5.8%
CoreCivic, Inc.	8,300	99,849
CorEnergy Infrastructure Trust, Inc.	6,906	69,060
EastGroup Properties, Inc.	4,550	528,938
Investors Real Estate Trust	5,048	357,903
Lexington Realty Trust	41,500	403,380
New Senior Investment Group, Inc.	114,500	332,050
Office Properties Income Trust	14,500	366,705
Piedmont Office Realty Trust, Inc.	10,600	176,808
PS Business Parks, Inc.	3,130	418,293
QTS Realty Trust Inc., Class A	6,150	421,890
Retail Value, Inc.	26,983	312,733
Uniti Group, Inc.	52,700	434,775
Total		3,922,384
Real Estate Management & Development 0.5%
CTO Realty Growth, Inc.	1,250	52,225
RE/MAX Holdings, Inc., Class A	1,900	53,181
RMR Group, Inc. (The), Class A	9,200	248,032
Total		353,438
Total Real Estate		4,275,822
Utilities 3.8%
Electric Utilities 0.9%
Otter Tail Corp.	2,300	98,693
Portland General Electric Co.	10,150	478,167
Total		576,860
Gas Utilities 1.5%
Chesapeake Utilities Corp.	3,875	350,067
ONE Gas, Inc.	2,050	172,139
Southwest Gas Holdings, Inc.	6,850	520,257
Total		1,042,463

Columbia Disciplined Small Core Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.4%
Avista Corp.	10,500	411,285
NorthWestern Corp.	3,550	213,426
Unitil Corp.	6,500	313,105
Total		937,816
Total Utilities		2,557,139
Total Common Stocks (Cost $68,713,343)		66,639,861

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	1,450,412	1,450,557
Total Money Market Funds (Cost $1,450,263)		1,450,557
Total Investments in Securities (Cost: $70,163,606)		68,090,418
Other Assets & Liabilities, Net		(275,770)
Net Assets		67,814,648

At May 31, 2020, securities and/or cash totaling $128,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	13	06/2020	USD	905,320	186,908	—
Russell 2000 Index E-mini	7	06/2020	USD	487,480	—	(14,858)
Total					186,908	(14,858)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	—	13,519,143	(12,068,880)	294	1,450,557	381	16,991	1,450,412
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Merger
In February 2020, the Board of Trustees approved an Agreement and Plan of Reorganization to reorganize Columbia Disciplined Small Core Fund with and into Columbia Small Cap Value Fund I. Pursuant to applicable law (including the 1940 Act) the reorganization may be implemented without shareholder approval. The reorganization is expected to occur in the third quarter of 2020 and are expected to be a tax-free reorganization for U.S. federal income tax purposes.
6	Columbia Disciplined Small Core Fund | Quarterly Report 2020